Operating segment and geographic data (Details 4) (Geographic concentration)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue | United States
Concentration risk
Concentration risk (as a percent)	18.00%	17.00%	14.00%
Revenue | China
Concentration risk
Concentration risk (as a percent)	12.00%	12.00%	13.00%
Revenue | Outside Switzerland | Minimum [Member]
Concentration risk
Concentration risk (as a percent)	98.00%	98.00%	98.00%
Property, plant and equipment, net | United States
Concentration risk
Concentration risk (as a percent)	17.00%	17.00%
Property, plant and equipment, net | Switzerland
Concentration risk
Concentration risk (as a percent)	17.00%	17.00%
Property, plant and equipment, net | Sweden
Concentration risk
Concentration risk (as a percent)	15.00%	14.00%